Intangible assets - Summary of Commercial Milestone Payment (Detail) $ in Thousands	Nov. 30, 2024 USD ($)
Upon first achieving annual net sales of US$ 200,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	$ 10,000
Upon first achieving annual net sales of US$ 500,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	40,000
Upon first achieving annual net sales of US$ 1,000,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	$ 100,000